Intangible Assets - Additional Information (Detail) kr in Millions		12 Months Ended
		Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 46,882	kr 56,077
Impairment charges of goodwill	[1]	kr 0	(1,260)	kr (31,897)
Percentage of increased discount rate		1.60%
By The End Of Two Thousand And Thirty [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured		7,200,000,000
By The End Of Two Thousand And Twenty Five [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured		4,500,000,000
Forecast [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of decrease in long term Ebit		2.50%
Vonage Holdings Corp [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill		kr (31,900)		kr (31,900)	kr (15,300)
Research And Development Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill			(1,200)
Selling And Administrative Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill			(12,600)
Other Operating Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges of goodwill			kr (900)
2030 [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of estimated increase in mobile video traffic		1600.00%
Percentage mobile video traffic of estimated mobile data traffic		8000.00%
Percentage fixed wireless access of estimated increase in mobile data traffic		2300.00%
Percentage fixed wireless access of estimated increase in mobile traffic		3500.00%
Subscription by 2030 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted		55,000,000,000	33,000,000,000
Mobile Subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		8,800,000,000
Mobile Subscriptions [member] | Subscription by 2030 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		9,400,000,000
Smart phone [member] | Subscription by 2030 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of smart phones		8,300,000,000
5G subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions		2,900,000,000
5G subscriptions [member] | Subscription by 2030 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global 5g mobile subscriptions		6,100,000,000
Networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 26,200	kr 29,600
Nominal annual growth rate		2.00%	2.00%
Internet of things [member] | Subscription by 2030 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted		43,000,000,000
Cash Generating Unit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 1,100
Impairment charges of goodwill			kr (14,700)
Cash Generating Unit [Member] | 2022-2028 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate		15.00%	15.00%
Enterprise Wireless Solutions [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 8,300	kr 9,900
Nominal annual growth rate		3.50%	3.50%
Impairment loss recognized in intangible assets expenses		kr (77)
Vonage [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		9,100	kr 11,600
Head room of CGU		2,700
Cloud Software and Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 3,300	kr 3,700
Nominal annual growth rate		1.50%	1.50%
Enterprise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 17,500	kr 22,700
Impairment charges of goodwill			kr (600)

[1]	Includes an impairment of SEK –1.3 billion in 2024 and –31.9 billion in 2023 mainly related to the acquisition of Vonage. For more information about the impairment of goodwill, see note C1 ”Intangible assets”.